CIGNA Variable Annuity Separate Account I

CIGNA Variable Annuity Separate Account I
Statements of assets and liabilities
December 31, 2025

Subaccount	Investments ($)	Total Assets ($)	Net Assets ($)

Alger Capital Appreciation Portfolio - Class I-2	415,278	415,278	415,278
Alger Large Cap Growth Portfolio - Class I-2	1,018,275	1,018,275	1,018,275
Alger Mid Cap Growth Portfolio - Class I-2	368,742	368,742	368,742
Alger Small Cap Growth Portfolio - Class I-2	384,217	384,217	384,217
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	3,137	3,137	3,137
Fidelity® VIP Equity-Income Portfolio - Initial Class	552,732	552,732	552,732
Fidelity® VIP Government Money Market Portfolio - Initial Class	82,394	82,394	82,394
Fidelity® VIP High Income Portfolio - Initial Class	260,247	260,247	260,247
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	57,280	57,280	57,280
Fidelity® VIP Overseas Portfolio - Initial Class	236,714	236,714	236,714
MFS® VIT Total Return Series - Initial Class	36,769	36,769	36,769
MFS® VIT Utilities Series - Initial Class	92,098	92,098	92,098
MFS® VIT II Income Portfolio - Initial Class	1,975	1,975	1,975
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	9,765	9,765	9,765
Neuberger Berman AMT Quality Equity Portfolio - I Class	85,429	85,429	85,429
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	1,290	1,290	1,290
See accompanying notes

CIGNA Variable Annuity Separate Account I
Statements of operations
Year Ended December 31, 2025

Subaccount	Dividends from Investment Income ($)	Mortality and Expense Guarantee Charges ($)	Net Investment Income (Loss) ($)	Net Realized Gain (Loss) on Investments ($)	Dividends from Net Realized Gain on Investments ($)	Total Net Realized Gain (Loss) on Investments ($)	Net Change in Unrealized Appreciation or Depreciation on Investments ($)	Net Increase in Net Assets Resulting from Operations ($)

Alger Capital Appreciation Portfolio - Class I-2	—	(4,707)	(4,707)	6,295	65,813	72,108	33,331	100,732
Alger Large Cap Growth Portfolio - Class I-2	—	(14,088)	(14,088)	151,644	109,844	261,488	50,947	298,347
Alger Mid Cap Growth Portfolio - Class I-2	—	(6,953)	(6,953)	(1,176)	—	(1,176)	62,363	54,234
Alger Small Cap Growth Portfolio - Class I-2	—	(5,821)	(5,821)	(79,454)	4,463	(74,991)	86,214	5,402
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	76	(108)	(32)	1,146	394	1,540	(411)	1,097
Fidelity® VIP Equity-Income Portfolio - Initial Class	9,422	(6,700)	2,722	5,292	29,054	34,346	46,388	83,456
Fidelity® VIP Government Money Market Portfolio - Initial Class	3,294	(1,057)	2,237	—	—	—	—	2,237
Fidelity® VIP High Income Portfolio - Initial Class	16,478	(3,324)	13,154	(2,491)	—	(2,491)	11,245	21,908
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2,269	(909)	1,360	(5,663)	—	(5,663)	8,103	3,800
Fidelity® VIP Overseas Portfolio - Initial Class	3,779	(3,906)	(127)	27,682	21,313	48,995	3,293	52,161
MFS® VIT Total Return Series - Initial Class	1,121	(623)	498	2,543	2,989	5,532	(1,897)	4,133
MFS® VIT Utilities Series - Initial Class	2,571	(1,774)	797	30,516	1,176	31,692	(19,416)	13,073
MFS® VIT II Income Portfolio - Initial Class	206	(59)	147	(351)	—	(351)	487	283
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	—	(353)	(353)	6,654	1,654	8,308	(5,316)	2,639
Neuberger Berman AMT Quality Equity Portfolio - I Class	—	(3,406)	(3,406)	97,330	13,334	110,664	(84,838)	22,420
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	68	(17)	51	(1)	—	(1)	3	53
See accompanying notes

CIGNA Variable Annuity Separate Account I
Statements of changes in net assets
Year Ended December 31, 2024

		Changes From Operations				Changes From Unit Transactions
Subaccount	Net Assets at January 1, 2024 ($)	Net investment income (loss) ($)	Net realized gain (loss) on investments ($)	Net change in unrealized appreciation or depreciation on investments ($)	Net Increase in Net Assets Resulting from Operations ($)	Net unit transactions ($)	Net Increase (Decrease) in Net Assets Resulting from Unit Transactions ($)	Total Increase (Decrease) in Net Assets ($)	Net Assets at December 31, 2024 ($)

Alger Capital Appreciation Portfolio - Class I-2	220,914	(3,570)	967	104,753	102,150	147	147	102,297	323,211
Alger Large Cap Growth Portfolio - Class I-2	775,372	(11,762)	15,953	301,743	305,934	(67,336)	(67,336)	238,598	1,013,970
Alger Mid Cap Growth Portfolio - Class I-2	586,313	(8,216)	(7,023)	125,108	109,869	(43,000)	(43,000)	66,869	653,182
Alger Small Cap Growth Portfolio - Class I-2	504,883	(4,770)	(5,262)	44,130	34,098	(5,716)	(5,716)	28,382	533,265
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	24,336	(31)	2,433	(683)	1,719	(17,640)	(17,640)	(15,921)	8,415
Fidelity® VIP Equity-Income Portfolio - Initial Class	445,430	2,330	32,257	26,281	60,868	(17,477)	(17,477)	43,391	488,821
Fidelity® VIP Government Money Market Portfolio - Initial Class	78,870	2,936	—	—	2,936	(1,588)	(1,588)	1,348	80,218
Fidelity® VIP High Income Portfolio - Initial Class	245,943	11,591	(3,329)	9,771	18,033	(12,806)	(12,806)	5,227	251,170
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	97,436	2,093	(598)	(1,056)	439	(3,010)	(3,010)	(2,571)	94,865
Fidelity® VIP Overseas Portfolio - Initial Class	268,979	985	14,439	(5,405)	10,019	(2,194)	(2,194)	7,825	276,804
MFS® VIT Total Return Series - Initial Class	81,581	1,069	6,214	(2,045)	5,238	(26,101)	(26,101)	(20,863)	60,718
MFS® VIT Utilities Series - Initial Class	226,135	2,418	8,875	11,706	22,999	(8,940)	(8,940)	14,059	240,194
MFS® VIT II Income Portfolio - Initial Class	5,617	115	(154)	142	103	(1,038)	(1,038)	(935)	4,682
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	57,711	(685)	7,422	3,622	10,359	(33,223)	(33,223)	(22,864)	34,847
Neuberger Berman AMT Quality Equity Portfolio - I Class	287,925	(3,538)	19,779	53,513	69,754	(6,786)	(6,786)	62,968	350,893
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	1,929	47	(57)	86	76	(768)	(768)	(692)	1,237
See accompanying notes

CIGNA Variable Annuity Separate Account I
Statements of changes in net assets (continued)
Year Ended December 31, 2025

		Changes From Operations				Changes From Unit Transactions
Subaccount	Net Assets At January 1, 2025 ($)	Net investment income (loss) ($)	Net realized gain (loss) on investments ($)	Net change in unrealized appreciation or depreciation on investments ($)	Net Increase in Net Assets Resulting from Operations ($)	Net unit transactions ($)	Net Decrease in Net Assets Resulting from Unit Transactions ($)	Total Increase (Decrease) in Net Assets ($)	Net Assets at December 31, 2025 ($)

Alger Capital Appreciation Portfolio - Class I-2	323,211	(4,707)	72,108	33,331	100,732	(8,665)	(8,665)	92,067	415,278
Alger Large Cap Growth Portfolio - Class I-2	1,013,970	(14,088)	261,488	50,947	298,347	(294,042)	(294,042)	4,305	1,018,275
Alger Mid Cap Growth Portfolio - Class I-2	653,182	(6,953)	(1,176)	62,363	54,234	(338,674)	(338,674)	(284,440)	368,742
Alger Small Cap Growth Portfolio - Class I-2	533,265	(5,821)	(74,991)	86,214	5,402	(154,450)	(154,450)	(149,048)	384,217
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	8,415	(32)	1,540	(411)	1,097	(6,375)	(6,375)	(5,278)	3,137
Fidelity® VIP Equity-Income Portfolio - Initial Class	488,821	2,722	34,346	46,388	83,456	(19,545)	(19,545)	63,911	552,732
Fidelity® VIP Government Money Market Portfolio - Initial Class	80,218	2,237	—	—	2,237	(61)	(61)	2,176	82,394
Fidelity® VIP High Income Portfolio - Initial Class	251,170	13,154	(2,491)	11,245	21,908	(12,831)	(12,831)	9,077	260,247
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	94,865	1,360	(5,663)	8,103	3,800	(41,385)	(41,385)	(37,585)	57,280
Fidelity® VIP Overseas Portfolio - Initial Class	276,804	(127)	48,995	3,293	52,161	(92,251)	(92,251)	(40,090)	236,714
MFS® VIT Total Return Series - Initial Class	60,718	498	5,532	(1,897)	4,133	(28,082)	(28,082)	(23,949)	36,769
MFS® VIT Utilities Series - Initial Class	240,194	797	31,692	(19,416)	13,073	(161,169)	(161,169)	(148,096)	92,098
MFS® VIT II Income Portfolio - Initial Class	4,682	147	(351)	487	283	(2,990)	(2,990)	(2,707)	1,975
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	34,847	(353)	8,308	(5,316)	2,639	(27,721)	(27,721)	(25,082)	9,765
Neuberger Berman AMT Quality Equity Portfolio - I Class	350,893	(3,406)	110,664	(84,838)	22,420	(287,884)	(287,884)	(265,464)	85,429
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	1,237	51	(1)	3	53	—	—	53	1,290
See accompanying notes

CIGNA Variable Annuity Separate Account I
Notes to financial statements
December 31, 2025
1. Accounting Policies and Variable Account Information
The Variable Account: CIGNA Variable Annuity Separate Account I (the Variable Account) is a segregated investment account of the CIGNA Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of the operations of the Company. The assets and liabilities of the Variable Account are clearly identified and distinguished from other assets and liabilities of the Company. The assets of the Variable Account are owned by the Company, but are not available to meet the general obligations of the Company. The Variable Account only offers one product (Flexible Payment Deferred) at one fee rate.
Effective January 1, 1998, the Company contracted the administrative servicing obligations to its individual variable annuity business to The Lincoln National Life Insurance Company (Lincoln Life). Although the Company is responsible for all policy terms and conditions, Lincoln Life is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.
Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.
Certain amounts presented in the financial statement footnotes for prior year periods in this report have been reclassified to conform to the presentation adopted in the current year.
Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.
Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of seventeen mutual funds (the Funds) of six open-ended management investment companies, each Fund with its own investment objective. The Funds are:

The Alger Portfolios:
Alger Capital Appreciation Portfolio - Class I-2
Alger Large Cap Growth Portfolio - Class I-2
Alger Mid Cap Growth Portfolio - Class I-2
Alger Small Cap Growth Portfolio - Class I-2

Fidelity® Variable Insurance Products:
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Government Money Market Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class

Goldman Sachs Variable Insurance Trust:
Goldman Sachs VIT Government Money Market Fund - Institutional Shares*

MFS® Variable Insurance Trust:
MFS® VIT Total Return Series - Initial Class
MFS® VIT Utilities Series - Initial Class

MFS® Variable Insurance Trust II:
MFS® VIT II Income Portfolio - Initial Class

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class
Neuberger Berman AMT Quality Equity Portfolio - I Class
Neuberger Berman AMT Short Duration Bond Portfolio - I Class
* Available fund with no money invested at December 31, 2025
Each subaccount invests in shares of a single underlying Fund. The investment performance of the subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders’ investments in the Fund and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.
Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2025. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.
Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account’s investments in the Funds have not been classified in the fair value hierarchy.
Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.
ASC 946-10-15, “Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions” provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity’s purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.
Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date with the exception of Fidelity VIP Government Money Market Portfolio which is invested monthly. Dividend income is recorded on the ex-dividend date.
Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a “life insurance company” under the Internal Revenue Code.The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account’s Net Investment Income (Loss) and the Net Realized Gain (Loss) on Investments.
Annuity Reserves: The amount of annuity reserves is determined by the actuarial assumptions which meet statutory requirements. Gains or losses resulting from the actuarial mortality experience, the responsibility of which is assumed by the Company, are offset by transfers to or from the Company.
Diversification Requirements: Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Company believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.
Segment Reporting: In this reporting period, we adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect our financial position or the results of its operations.
Each subaccount of the Variable Account constitutes a single operating segment and therefore, a single reportable segment because the chief operating decision maker ("CODM") manages the activities of the Variable Account using information of each fund. The Variable Account is engaged in a single line of business as a registered unit investment trust. The Variable Account is a funding vehicle for individual variable annuity contracts with assets owned by the Company to support the liabilities of the applicable insurance contracts. The subaccounts have identified the Board of Directors of the Lincoln Financial Investments Corporation as the CODM as the Variable Account does not have employees and is not a separate legal entity. Lincoln Financial Investments Corporation is a wholly owned subsidiary of Lincoln Life.
The CODM uses Net Increase (Decrease) in Net Assets Resulting from Operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the subaccounts within the Variable Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the Accounting Policies and Variable Account Information (see note 1). The measure of segment assets is reported on the Statements of assets and liabilities as Total Assets and significant segment expenses are listed on the Statements of operations. Refer to the Statements of operations and Statements of changes in net assets for each subaccount's operating segment results as of December 31, 2025 and 2024.
Investment Fund Changes: During 2025, the following funds changed their names:

Previous Fund Name	New Fund Name
Fidelity® VIP Asset Manager Portfolio - Initial Class	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	Neuberger Berman AMT Quality Equity Portfolio - I Class

CIGNA Variable Annuity Separate Account I
Notes to financial statements (continued)
2. Mortality and Expense Guarantees and Other Transactions with Affiliates
The Company assumes the risk that annuitants may live longer than expected and also assumes a mortality risk in connection with the death benefits of the contract. The Company also assumes a risk that its actual administrative expenses may be higher than amounts deducted for such expenses. The Company charges each variable subaccount the daily equivalent of 1.20%, at an effective annual rate, of the current value of each subaccount's assets for the assumption of these risks. The mortality and expense risk charges for each of the variable subaccounts are reported in the Statements of operations.
The Company also deducts a daily administrative fee from assets of each variable subaccount as partial reimbursement for administrative expenses relating to the issuance and maintenance of the contract and the participant's annuity account. This charge is currently at an effective annual rate of .10%. The administrative fee for each of the variable subaccounts are reported in the Statements of operations.
As partial compensation for administrative services provided, the Company additionally receives a $35 annuity account fee per year from each contract. This charge is deducted from the fixed or variable subaccount of the participant or on a pro-rata basis from two or more fixed or variable subaccounts in relation to their values under the contract. Fixed subaccounts are part of the general account of the Company and are not included in the financial statements. The annuity account fee will be waived for any contract year in which the annuity account value equals or exceeds $100,000 as of the last valuation date of the contract year.
For an additional charge (optional death benefit fee), an optional death benefit may be selected by the participants. The optional death benefit fee will be deducted from the participant's fixed or variable subaccount or on a pro-rata basis from two or more fixed or variable subaccounts in relation to their values under the contract on the date of each contract anniversary.
Under certain circumstances, the Company reserves the right to charge a transfer fee of up to $10 for transfers between subaccounts.
No deduction for sales charges is made from the premium payment. However, if a cash withdrawal is made, a withdrawal charge (contingent deferred sales charge) may be assessed by the Company. The withdrawal charge, if assessed, varies from 0-7% depending upon the duration of each contract deposit. The withdrawal charge is deducted from withdrawal proceeds for full withdrawals and reduces the remaining account value for partial withdrawals. These charges are paid to the Company as reimbursement for services provided. These services include commissions paid to sales personnel, the cost associated with preparation of sales literature and other promotional costs and acquisition expenses.
Withdrawal, account and all other charges are included within Net unit transactions on the Statements of changes in net assets. The total charges for 2025 and 2024 were $890 and $900, respectively.

CIGNA Variable Annuity Separate Account I
Notes to financial statements (continued)
3. Financial Highlights
A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2025, follows:

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

Alger Capital Appreciation Portfolio - Class I-2	2025		1.30%	1.30%	259.76	259.76	1,599	415,278	31.16%	31.16%	0.00%
	2024		1.30%	1.30%	198.05	198.05	1,632	323,211	46.22%	46.22%	0.00%
	2023		1.30%	1.30%	135.45	135.45	1,631	220,914	41.28%	41.28%	0.00%
	2022		1.30%	1.30%	95.87	95.87	1,629	156,191	-37.34%	-37.34%	0.00%
	2021		1.30%	1.30%	153.01	153.01	1,990	304,488	17.59%	17.59%	0.00%

Alger Large Cap Growth Portfolio - Class I-2	2025		1.30%	1.30%	124.07	124.07	8,207	1,018,275	28.59%	28.59%	0.00%
	2024		1.30%	1.30%	96.49	96.49	10,509	1,013,970	41.04%	41.04%	0.00%
	2023		1.30%	1.30%	68.41	68.41	11,334	775,372	30.96%	30.96%	0.00%
	2022		1.30%	1.30%	52.24	52.24	11,898	621,517	-39.45%	-39.45%	0.00%
	2021		1.30%	1.30%	86.27	86.27	12,551	1,082,813	10.40%	10.40%	0.00%

Alger Mid Cap Growth Portfolio - Class I-2	2025		1.30%	1.30%	102.64	102.64	3,593	368,742	15.26%	15.26%	0.00%
	2024		1.30%	1.30%	89.05	89.05	7,335	653,182	19.51%	19.51%	0.00%
	2023		1.30%	1.30%	74.52	74.52	7,868	586,313	21.58%	21.58%	0.00%
	2022		1.30%	1.30%	61.29	61.29	8,330	510,511	-36.90%	-36.90%	0.00%
	2021		1.30%	1.30%	97.13	97.13	9,043	878,315	2.86%	2.86%	0.00%

Alger Small Cap Growth Portfolio - Class I-2	2025		1.30%	1.30%	41.53	41.53	9,251	384,217	4.54%	4.54%	0.00%
	2024		1.30%	1.30%	39.73	39.73	13,424	533,265	6.73%	6.73%	0.39%
	2023		1.30%	1.30%	37.22	37.22	13,565	504,883	14.99%	14.99%	0.00%
	2022		1.30%	1.30%	32.37	32.37	13,838	447,924	-38.82%	-38.82%	0.00%
	2021		1.30%	1.30%	52.90	52.90	14,713	778,366	-7.27%	-7.27%	0.00%

Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	2025		1.30%	1.30%	44.63	44.63	70	3,137	13.50%	13.50%	0.91%
	2024		1.30%	1.30%	39.32	39.32	214	8,415	7.10%	7.10%	1.14%
	2023		1.30%	1.30%	36.71	36.71	663	24,336	11.48%	11.48%	2.39%
	2022		1.30%	1.30%	32.93	32.93	663	21,834	-16.04%	-16.04%	2.10%
	2021		1.30%	1.30%	39.22	39.22	663	26,010	8.50%	8.50%	1.64%

Fidelity® VIP Equity-Income Portfolio - Initial Class	2025		1.30%	1.30%	75.28	75.28	7,343	552,732	17.48%	17.48%	1.83%
	2024		1.30%	1.30%	64.08	64.08	7,629	488,821	13.86%	13.86%	1.79%
	2023		1.30%	1.30%	56.28	56.28	7,915	445,430	9.22%	9.22%	1.96%
	2022		1.30%	1.30%	51.53	51.53	8,014	412,929	-6.19%	-6.19%	1.85%
	2021		1.30%	1.30%	54.92	54.92	8,976	492,983	23.28%	23.28%	1.85%

Fidelity® VIP Government Money Market Portfolio - Initial Class	2025		1.30%	1.30%	13.84	13.84	5,952	82,394	2.79%	2.79%	4.06%
	2024		1.30%	1.30%	13.47	13.47	5,957	80,218	3.75%	3.75%	4.99%
	2023		1.30%	1.30%	12.98	12.98	6,076	78,870	3.54%	3.54%	4.78%
	2022		1.30%	1.30%	12.54	12.54	6,672	83,646	0.13%	0.13%	1.42%
	2021		1.30%	1.30%	12.52	12.52	7,247	90,736	-1.28%	-1.28%	0.01%

Fidelity® VIP High Income Portfolio - Initial Class	2025		1.30%	1.30%	26.81	26.81	9,708	260,247	8.94%	8.94%	6.44%
	2024		1.30%	1.30%	24.61	24.61	10,206	251,170	7.56%	7.56%	5.99%
	2023		1.30%	1.30%	22.88	22.88	10,750	245,943	9.05%	9.05%	5.68%
	2022		1.30%	1.30%	20.98	20.98	11,028	231,357	-12.52%	-12.52%	4.97%
	2021		1.30%	1.30%	23.98	23.98	11,686	280,265	3.06%	3.06%	5.29%

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2025		1.30%	1.30%	24.93	24.93	2,297	57,280	5.84%	5.84%	3.25%
	2024		1.30%	1.30%	23.56	23.56	4,027	94,865	0.47%	0.47%	3.48%
	2023		1.30%	1.30%	23.45	23.45	4,156	97,436	4.83%	4.83%	2.58%
	2022		1.30%	1.30%	22.37	22.37	4,322	96,663	-14.09%	-14.09%	2.22%
	2021		1.30%	1.30%	26.03	26.03	4,888	127,258	-1.89%	-1.89%	1.99%

Fidelity® VIP Overseas Portfolio - Initial Class	2025		1.30%	1.30%	38.29	38.29	6,183	236,714	18.84%	18.84%	1.26%
	2024		1.30%	1.30%	32.22	32.22	8,591	276,804	3.70%	3.70%	1.64%
	2023		1.30%	1.30%	31.07	31.07	8,657	268,979	18.95%	18.95%	1.05%
	2022		1.30%	1.30%	26.12	26.12	9,088	237,391	-25.46%	-25.46%	1.02%
	2021		1.30%	1.30%	35.04	35.04	10,250	359,174	18.15%	18.15%	0.53%

MFS® VIT Total Return Series - Initial Class	2025		1.30%	1.30%	55.37	55.37	664	36,769	9.73%	9.73%	2.34%
	2024		1.30%	1.30%	50.46	50.46	1,203	60,718	6.36%	6.36%	2.73%
	2023		1.30%	1.30%	47.44	47.44	1,720	81,581	9.02%	9.02%	2.05%
	2022		1.30%	1.30%	43.52	43.52	1,744	75,893	-10.75%	-10.75%	1.61%
	2021		1.30%	1.30%	48.76	48.76	2,416	117,813	12.64%	12.64%	1.67%

MFS® VIT Utilities Series - Initial Class	2025		1.30%	1.30%	118.63	118.63	776	92,098	13.52%	13.52%	1.89%
	2024		1.30%	1.30%	104.50	104.50	2,299	240,194	10.22%	10.22%	2.32%
	2023		1.30%	1.30%	94.81	94.81	2,385	226,135	-3.37%	-3.37%	3.47%
	2022		1.30%	1.30%	98.12	98.12	2,652	260,186	-0.55%	-0.55%	2.42%
	2021		1.30%	1.30%	98.66	98.66	2,897	285,806	12.62%	12.62%	1.81%

MFS® VIT II Income Portfolio - Initial Class	2025		1.30%	1.30%	24.33	24.33	81	1,975	5.94%	5.94%	4.54%
	2024		1.30%	1.30%	22.97	22.97	204	4,682	1.91%	1.91%	3.51%
	2023		1.30%	1.30%	22.54	22.54	249	5,617	6.20%	6.20%	3.29%
	2022		1.30%	1.30%	21.22	21.22	337	7,151	-14.82%	-14.82%	2.56%
	2021		1.30%	1.30%	24.91	24.91	1,082	26,947	-0.83%	-0.83%	3.13%

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	2025		1.30%	1.30%	50.53	50.53	193	9,765	4.09%	4.09%	0.00%
	2024		1.30%	1.30%	48.55	48.55	718	34,847	22.42%	22.42%	0.00%
	2023		1.30%	1.30%	39.66	39.66	1,455	57,711	16.62%	16.62%	0.00%
	2022		1.30%	1.30%	34.01	34.01	1,518	51,623	-29.66%	-29.66%	0.00%
	2021		1.30%	1.30%	48.34	48.34	1,752	84,696	11.53%	11.53%	0.00%

Neuberger Berman AMT Quality Equity Portfolio - I Class	2025		1.30%	1.30%	91.68	91.68	932	85,429	12.27%	12.27%	0.00%
	2024		1.30%	1.30%	81.65	81.65	4,297	350,893	24.22%	24.22%	0.23%
	2023		1.30%	1.30%	65.73	65.73	4,380	287,925	25.26%	25.26%	0.35%
	2022		1.30%	1.30%	52.48	52.48	4,695	246,391	-19.51%	-19.51%	0.43%
	2021		1.30%	1.30%	65.19	65.19	5,333	347,703	21.88%	21.88%	0.38%

Neuberger Berman AMT Short Duration Bond Portfolio - I Class	2025		1.30%	1.30%	15.38	15.38	84	1,290	4.35%	4.35%	5.39%
	2024		1.30%	1.30%	14.73	14.73	84	1,237	4.73%	4.73%	4.24%
	2023		1.30%	1.30%	14.07	14.07	137	1,929	4.53%	4.53%	4.04%
	2022		1.30%	1.30%	13.46	13.46	190	2,553	-6.41%	-6.41%	3.55%
	2021		1.30%	1.30%	14.38	14.38	374	5,379	-0.56%	-0.56%	2.53%
(1)    Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed. In the scenario where a subaccount commenced operations during the year, the total returns may not bear proportion to the fee rate range if multiple fee rates commenced during the year.
(2)    These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts that existed for the entire year. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3)    As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year.
(4)    These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.As the total return is presented as a range of minimum to maximum values for only those subaccounts that existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year.
(5)    These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.
Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

CIGNA Variable Annuity Separate Account I
Notes to financial statements (continued)
4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2025:

Subaccount	Aggregate Cost of Purchases ($)	Aggregate Proceeds from Sales ($)

Alger Capital Appreciation Portfolio - Class I-2	65,813	13,372
Alger Large Cap Growth Portfolio - Class I-2	109,808	308,094
Alger Mid Cap Growth Portfolio - Class I-2	—	345,627
Alger Small Cap Growth Portfolio - Class I-2	4,459	160,267
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	469	6,482
Fidelity® VIP Equity-Income Portfolio - Initial Class	37,773	25,542
Fidelity® VIP Government Money Market Portfolio - Initial Class	3,357	1,181
Fidelity® VIP High Income Portfolio - Initial Class	15,954	15,631
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2,193	42,218
Fidelity® VIP Overseas Portfolio - Initial Class	25,074	96,139
MFS® VIT Total Return Series - Initial Class	4,109	28,704
MFS® VIT Utilities Series - Initial Class	3,744	162,940
MFS® VIT II Income Portfolio - Initial Class	206	3,049
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	1,653	28,073
Neuberger Berman AMT Quality Equity Portfolio - I Class	13,326	291,282
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	68	17

CIGNA Variable Annuity Separate Account I
Notes to financial statements (continued)
5. Investments
The following is a summary of investments owned at December 31, 2025:

Subaccount	Shares Owned	Net Asset Value ($)	Fair Value of Shares ($)	Cost of Shares ($)

Alger Capital Appreciation Portfolio - Class I-2	3,223	128.85	415,278	257,062
Alger Large Cap Growth Portfolio - Class I-2	9,870	103.17	1,018,275	634,974
Alger Mid Cap Growth Portfolio - Class I-2	15,480	23.82	368,742	324,617
Alger Small Cap Growth Portfolio - Class I-2	20,613	18.64	384,217	514,494
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	178	17.62	3,137	2,635
Fidelity® VIP Equity-Income Portfolio - Initial Class	18,781	29.43	552,732	430,568
Fidelity® VIP Government Money Market Portfolio - Initial Class	82,394	1.00	82,394	82,394
Fidelity® VIP High Income Portfolio - Initial Class	53,329	4.88	260,247	300,968
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	5,042	11.36	57,280	63,469
Fidelity® VIP Overseas Portfolio - Initial Class	8,602	27.52	236,714	189,297
MFS® VIT Total Return Series - Initial Class	1,576	23.33	36,769	34,035
MFS® VIT Utilities Series - Initial Class	2,441	37.73	92,098	69,884
MFS® VIT II Income Portfolio - Initial Class	231	8.54	1,975	2,203
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	337	28.99	9,765	8,890
Neuberger Berman AMT Quality Equity Portfolio - I Class	1,998	42.76	85,429	55,304
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	133	9.67	1,290	1,409

CIGNA Variable Annuity Separate Account I
Notes to financial statements (continued)
6. Changes in Units Outstanding
The change in units outstanding for the year ended December 31, 2025, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Decrease

Alger Capital Appreciation Portfolio - Class I-2	—	(33)	(33)
Alger Large Cap Growth Portfolio - Class I-2	—	(2,302)	(2,302)
Alger Mid Cap Growth Portfolio - Class I-2	—	(3,742)	(3,742)
Alger Small Cap Growth Portfolio - Class I-2	2	(4,175)	(4,173)
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	—	(144)	(144)
Fidelity® VIP Equity-Income Portfolio - Initial Class	—	(286)	(286)
Fidelity® VIP Government Money Market Portfolio - Initial Class	11	(16)	(5)
Fidelity® VIP High Income Portfolio - Initial Class	—	(498)	(498)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	—	(1,730)	(1,730)
Fidelity® VIP Overseas Portfolio - Initial Class	—	(2,408)	(2,408)
MFS® VIT Total Return Series - Initial Class	—	(539)	(539)
MFS® VIT Utilities Series - Initial Class	—	(1,523)	(1,523)
MFS® VIT II Income Portfolio - Initial Class	—	(123)	(123)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	—	(525)	(525)
Neuberger Berman AMT Quality Equity Portfolio - I Class	—	(3,365)	(3,365)

CIGNA Variable Annuity Separate Account I
Notes to financial statements (continued)
6. Changes in Units Outstanding (continued)
The change in units outstanding for the year ended December 31, 2024, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)

Alger Capital Appreciation Portfolio - Class I-2	2	(1)	1
Alger Large Cap Growth Portfolio - Class I-2	—	(825)	(825)
Alger Mid Cap Growth Portfolio - Class I-2	—	(533)	(533)
Alger Small Cap Growth Portfolio - Class I-2	8	(149)	(141)
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	—	(449)	(449)
Fidelity® VIP Equity-Income Portfolio - Initial Class	1	(287)	(286)
Fidelity® VIP Government Money Market Portfolio - Initial Class	47	(166)	(119)
Fidelity® VIP High Income Portfolio - Initial Class	—	(544)	(544)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	4	(133)	(129)
Fidelity® VIP Overseas Portfolio - Initial Class	—	(66)	(66)
MFS® VIT Total Return Series - Initial Class	2	(519)	(517)
MFS® VIT Utilities Series - Initial Class	—	(86)	(86)
MFS® VIT II Income Portfolio - Initial Class	4	(49)	(45)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	—	(737)	(737)
Neuberger Berman AMT Quality Equity Portfolio - I Class	—	(83)	(83)
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	—	(53)	(53)
7. Subsequent Events
Management evaluated subsequent events through April 29, 2026, the date at which the Variable Account’s financial statements were available to be issued and determined there were no additional matters to be disclosed.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
CIGNA Life Insurance Company
and Contract Owners of CIGNA Variable
Annuity Separate Account I

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise the CIGNA Variable Annuity Separate Account I (the Account), as of December 31, 2025, the related statements of operations for the year then ended, the statement of changes in net assets for the year then ended and the related notes (collectively referred to as the “financial statements”), and the financial highlights for the year then ended. In our opinion, the 2025 financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting CIGNA Variable Annuity Separate Account I at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for the period then ended, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The statement of changes in net assets of the Account for the year ended December 31, 2024, and the financial highlights of the Account for each of the four years in the period then ended, in Note 3, were derived from financial statements audited by other auditors whose report dated April 24, 2025, expressed an unqualified opinion on those financial statements.

Basis for Opinion

These financial statements and the financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provide a reasonable basis for our opinion.

We have served as the Account’s auditor since 2026.

/s/ MITCHELL & TITUS, LLP

Philadelphia, PA
April 29, 2026
2000 Market Street,
Philadelphia, PA 19103
T +1 215 561 7300
F +1 215 569 8709
mitchelltitus.com

APPENDIX

List of Subaccounts

•Alger Capital Appreciation Portfolio – Class I-2
•Alger Large Cap Growth Portfolio – Class I-2
•Alger Mid Cap Growth Portfolio – Class I-2
•Alger Small Cap Growth Portfolio – Class I-2
•Fidelity VIP Asset Manager Portfolio – Initial Class
•Fidelity VIP Equity-Income Portfolio – Initial Class
•Fidelity VIP Government Money Market Portfolio – Initial Class
•Fidelity VIP High Income Portfolio – Initial Class
•Fidelity VIP Investment Grade Bond Portfolio – Initial Class
•Fidelity VIP Overseas Portfolio – Initial Class
•MFS VIT Total Return Series – Initial Class
•MFS VIT Utilities Series – Initial Class
•MFS VIT II Income Portfolio Series – Initial Class
•Neuberger Berman AMT Mid Cap Growth Portfolio – I Class
•Neuberger Berman AMT Short Duration Bond Portfolio – I Class
•Neuberger Berman AMT Sustainable Equity Portfolio – I Class